Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2013
Related Party Transactions and Balances
Related Party Transactions and Balances

9.  Related Party Transactions and Balances

During 2011, 2012 and 2013, the Group leased certain properties from the Founders for office space and restaurant operations and incurred rental expenses for these facilities of RMB960, RMB1,040 and RMB1,260 respectively. As of December 31, 2013, RMB 58 was lease prepayment to the Founders in relation to these leases.

	2012	2013
	RMB
Related party balances
Amount due from a related party	—	58
— Shareholders and key management personnel
Amount due to a related party	25	—
— Shareholders and key management personnel

Amount due from a related party was prepaid rental to Mr. Xingqiang Zhang for one restaurant, who is the landlord. Amount due to a related party was rental payable to one of the founders, which was settled in February 2013. Amount due from and to a related party are unsecured, interest-free and have no fixed repayment terms.